Stock Options (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2017
Intrinsic value of outstanding options	$ 0		$ 76,000
Share based compensation			2,958,000	$ 32,000
Unamortized stock compensation			$ 562,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			400,000,000		100,000,000
Total fair value	$ 292,000	$ 1,636,000	$ 3,425,000	$ 6,757,000
Options, Grants in Period			67,500,000	67,500,000
Stock Option [Member]
Option shares			2,500,000
Intrinsic value of outstanding options			$ 76,000	$ 3,225,000
Exercise price			$ 0.0045	$ 0.005
Total fair value			$ 594,000
Stock compensation expense, Additional				$ 2,712,000
Common stock, shares issued upon cashless exercise of options				39,955,655
Options, Grants in Period				67,500,000
Discount rate			3.79%	1.46%
Volatility rate			394.00%	137.00%
Options, exercised during period				42,500,000
Options outstanding, estimated life			10 years	10 years
Stock Option [Member] | February 2021 [Member]
Share based compensation			$ 3,675,000	$ 368,000
Options outstanding, estimated life			10 years
Stock option granted			12,250,000